Board Remuneration	12 Months Ended
Dec. 31, 2011
Board Remuneration [Abstract]
Board Remuneration

30- Board Remuneration

            The following table sets forth as to all current and former members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation	Bonuses [5]	Pensions	Year ended December 31,
				2011	2010
				Total	Total
Management Board:
C.D. del Prado	529	559	69	1,157	613
P.A.M. van Bommel [1]	360	150	54	564	168
W.K. Lee [2]	—	—	—	—	609
R.A. Ruijter [3]	—	—	—	—	323
J.F.M. Westendorp [4]	—	—	—	—	155

	889	709	123	1,721	1,868

(1)	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
(2)	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
(3)	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
(4)	For the period January 1, 2010 through May 20, 2010.
(5)	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.

       The remuneration of members of the Management Board has been determined by the Supervisory Board, with the exception of Mr. W.K. Lee. His compensation has been determined by the Board of ASM Pacific Technology. The remuneration of members of the Supervisory Board has been determined by the General Meeting of Shareholders.

        The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2011	2010
	Total	Total
Supervisory Board:
G.J. Kramer	68	54
J.M.R. Danneels	50	29
H.W. Kreutzer	50	30
J.C. Lobbezoo	53	33
M.C.J. van Pernis [1]	50	18
U.H.R. Schumacher	50	28
E.A. van Amerongen [2]	—	15

	321	206

(1)	For the period May 20, 2010 through December 31, 2010.
(2)	For the period January 1, 2010 through May 20, 2010.

No stock options have been issued to members of the Supervisory Board.

The following table shows the outstanding options to purchase ASM International N.V. common shares held by current and former members of the Management Board, and changes in such holdings during 2011:

	Year of grant	Outstanding January 1, 2011	Granted in 2011	Adjustment from vesting condition 2011 [5]	Exercised in 2011	Outstanding December 31, 2011	Exercise price		Remaining term, in years
Current members:
C.D. del Prado [2]	2003	20,000	—	—	—	20,000	US$	11.35	2
C.D. del Prado [1]	2007	19,645	—	—	—	19,645		€19.47	4
C.D. del Prado [1]	2008	100,000	—	25,000	—	125,000		€12.71	5
C.D. del Prado [1]	2009	50,000	—	—	—	50,000		€15.09	6
C.D. del Prado [1]	2011	—	75,000	—	—	75,000		€22.33	7
P.A.M. van Bommel [4]	2010	25,000	—	—	—	25,000		€16.27	6
P.A.M. van Bommel [4]	2011	—	53,000	—	—	53,000		€22.33	7
Former members:
A.H. del Prado [1]	2007	52,886	—	—	—	52,886		€19.47	4
J.F.M. Westendorp [3]	2006	56,000	—	—	(56,000)	—		€15.40	—
J.F.M. Westendorp [1]	2007	22,452	—	—	—	22,452		€19.47	4
J.F.M. Westendorp [3]	2009	40,000	—	—	—	40,000		€15.09	6

		385,983	128,000	25,000	(56,000)	482,983

(1)	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
(2)	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
(3)	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
(4)	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
(5)	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.

The fair value per option of options granted to current and former members of the Management Board was € 8.98 in 2009 , € 16.92 in 2010 and € 10.43 in 2011. The compensation expense recorded in the Consolidated Statements of Operations related to options held by current and former members of the Management Board was € 737 in 2009, € 572 in 2010 and € 512 in 2011.

In 2011, 56,000 options to purchase ASM International N.V. common shares were exercised and new shares were issued for the exercise of these options.

The stock option grants to members of the Management Board have been determined by the Supervisory Board.